Schedule III Real Estate and Accumulated Depreciation - Reconciliations (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments in real estate:
Balance at beginning of the year	$ 912,534	$ 898,729
Improvements, etc.	8,156	15,486
Dispositions during the year:	(53,381)	(1,681)
Balance at end of year	867,309	912,534
Accumulated Depreciation:
Balance at beginning of year	(101,933)	(61,758)
Depreciation	(39,599)	(40,611)
Disposals	9,753	436
Balance at the end of year	$ (131,779)	$ (101,933)